Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies

34      Commitments and contingencies

Tax contingencies

The Group has contingent liabilities related to potential tax claims arising in the ordinary course of business.

As of December 31, 2021, there are ongoing tax audits in various countries. Some of these tax enquiries have resulted in re-assessments, whilst others are still at an early stage and no re-assessment has yet been raised. Management is required to make estimates and judgments about the ultimate outcome of these investigations or litigations in determining legal provisions. Final claims or court rulings may differ from management estimates.

As of December 31, 2021, the Group has accrued for net tax provisions (excluding Uncertainty over Income Tax payables in accordance with IFRIC 23 interpretation) in the amount of USD 34,221 thousand (2020: USD 36,827 thousand) as a result of the assessment of potential exposures due to uncertain tax positions as well as pending and resolved matters with the relevant tax authorities (Note 21). Additionally, as of December 31, 2021 Uncertainty over Income Tax payables in accordance with IFRIC 23 interpretation amounts to USD 12,833 thousand (2020: USD 13,682 thousand)

In addition to the above tax risks, in common with other international groups, the conflict between the Group’s international operating model, the jurisdictional approach of tax authorities and some domestic tax requirements in relation to withholding tax and VAT compliance and recoverability rules, could lead to a further USD 12,410 thousand in additional uncertainty on tax positions. The likelihood of future economic outflows with regard to these potential tax claims is however considered as only possible, but not probable. Accordingly, no provision for a liability has been made in these consolidated financial statements.

The Group may also be subject to other tax claims for which the risk of future economic outflows is currently evaluated to be remote.

Guarantees

The Group has other commitments such as bank guarantees issued. As of December 31, 2021 The Group bank guarantees amount to USD 1,221 thousand (December 31, 2020: USD 1,055 thousand).

Legal Proceedings with shareholders

Since May 2019, several putative class action lawsuits had been filed in the U.S. District Court for the Southern District of New York and the New York County Supreme Court against the company, certain of its management and supervisory board members, the underwriters of its IPO, its U.S. representative and, in New York State court, its auditor. The cases assert claims under federal securities laws based on alleged misstatements and omissions in connection with, and following, the company’s initial public offering. On August 11, 2020, we reached an agreement to fully resolve all of the actions, subject to conditions including court approval. Under this agreement, in which the defendants do not admit any liability or wrongdoing, Jumia made a settlement payment of USD 5 million on January 18, 2021, USD 1 million of which was funded by insurance coverage proceeds received on January 13, 2021. The settlement amounts were paid into an escrow account in January 2021. No shareholders had filed objections to the settlements.

Lease commitments

As disclosed in Note 19, the Group was committed to short term leases which at December 31, 2021 amounts to USD 1,044 thousand (2020: USD 759 thousand).

Other commitments

The Group has committed to pay USD 23 million to a service supplier, of which USD 21 million will be paid upfront. Of the USD 21 million, the Group has paid USD 7 million as at December 31, 2021, USD 7 million in January 2022 and will pay the same amount in January 2023.

Others

The Group is involved in several ongoing cases with suppliers and employees. The Group continuously reviews and assesses these claims and records provisions based on management judgments and estimates from consultant at each reporting date.

When assessing the possible outcomes of legal claims and contingencies, the Group takes into consideration the advice of the legal counsel, which are based on the best of their professional judgment and take into consideration the current stage of the proceedings and legal experience accumulated with respect to the various matters. As the results of the claims may ultimately be determined by courts, or otherwise settled, they may be different from such estimates.